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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466

                          	Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2008 through December 31, 2008


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                Pioneer Fund
--------------------------------------------------------------------------------
                Annual Report | December 31, 2008
--------------------------------------------------------------------------------

                Ticker Symbols:
                Class A   PIODX
                Class B   PBODX
                Class C   PCODX
                Class R   PIORX
                Class Y   PYODX
                Class Z   PIOZX

                [LOGO]PIONEER
                      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                         2
Portfolio Management Discussion                               4
Portfolio Summary                                             8
Prices and Distributions                                      9
Performance Update                                           10
Comparing Ongoing Fund Expenses                              16
Schedule of Investments                                      18
Financial Statements                                         27
Notes to Financial Statements                                37
Report of Independent Registered Public Accounting Firm      44
Trustees, Officers and Service Providers                     45

                                    Pioneer Fund | Annual Report | 12/31/08    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe this year have experienced one of their most tumultuous periods in history. Investors have witnessed volatility of a magnitude that many have never before seen. Distance often provides the best vantage point for perspective. Still, we believe that the benefits of basic investment principles that have stood the test of time -- even in the midst of market turmoil -- cannot be underestimated.

First, invest for the long term. The founder of Pioneer Investments, Philip L. Carret, began his investment career during the 1920s. One lesson he learned is that while great prosperity affords an advantageous time for selling stocks, extreme economic slumps can create opportunities for purchase. Indeed, many of our portfolio managers, who follow the value-conscious investing approach of our founder, are looking at recent market conditions as an opportunity to buy companies whose shares we believe have been unjustifiably beaten down by indiscriminate selling, but that we have identified as having strong prospects over time. While investors may be facing a sustained market downturn, we continue to believe that patience, along with staying invested in the market, are important considerations for long-term investors.

A second principle is to stay diversified across different types of investments. The global scope of the current market weakness poses challenges for this basic investment axiom. But the turbulence makes now a good time to reassess your portfolio and make sure that your investments continue to meet your needs. We believe you should work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

As the investment markets sort through the continuing crisis in the financial industry, we are staying focused on the fundamentals and risk management. With more than 80 years of experience behind us, we have learned how to navigate turbulent markets. At Pioneer Investments, risk management has always been a critical part of our culture -- not just during periods of extraordinary volatility. Our investment process is based on fundamental research, quantitative analysis and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we

2    Pioneer Fund | Annual Report | 12/31/08
see potential chances for making money in many corners of the market, it takes research and experience to separate solid investment opportunities from speculation.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at www.pioneerinvestments.com. Thank you for investing with Pioneer.

Respectfully,

/s/Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                                    Pioneer Fund | Annual Report | 12/31/08    3

Portfolio Management Discussion | 12/31/08

The year 2008 was one of the worst on record for investors. The American banking system all but collapsed, industrial activity slowed markedly, and unemployment rose significantly. Business and consumer confidence dropped. Companies both large and small ran into trouble, and some ceased to exist or were absorbed into other companies, occasionally with U.S. government prodding. The fall Presidential election turned largely into a debate over what to do next as both major candidates seemed unable to offer any reassurance that everything could be put right quickly. As the United States settled into recession, many other countries around the world also saw their economies weaken. When the year ended, the world seemed to be confronting the first truly global slowdown in quite some time. In the following interview, John Carey, portfolio manager of the Pioneer Fund, discusses the market environment during the 12 months ended December 31, 2008, and how it affected the Fund's performance.

Q How did the Fund fare through the end of 2008, one of the most tumultuous years in the history of equity markets?

A The performance of the Pioneer Fund suffered during the downturn, though the results were somewhat better than those of the overall market and competing funds. For the 12 months ended December 31, 2008, Class A shares of the Fund returned -34.38% at net asset value, versus the -36.99% return for the benchmark Standard & Poor's 500 Index (the S&P 500), and the -37.23% average return for the 851 funds in Lipper Analytical Services' large-cap core category. Most of the losses came in the second half of the year: for the six months ended December 31, 2008, Class A shares of the Fund returned -27.31% at net asset value, versus returns of -28.48% for the S & P 500 and -29.22% for the average fund in the Lipper category.

     During the year as a whole and also during the second half of 2008, both our stock selection and our sector allocations provided the performance advantage over the Fund's competitors and the benchmark. Of course we realize that relative performance is small consolation to our shareholders when the absolute performance numbers are so weak, but we take some satisfaction from having preserved just a bit more value than the majority of portfolios in our Lipper category.

Q Please discuss the Fund's performance during the last six months of 2008. Specifically, which holdings and sector allocations had the greatest positive and negative effects on performance relative to the benchmark S&P 500 Index?

4    Pioneer Fund | Annual Report | 12/31/08

A The most important contributors to relative performance were the Fund's underweights and stock selections in the underperforming financials and energy sectors. While managing to avoid some of the worst stocks among the financials, including American International Group and Citigroup, the Fund also had two of the few stocks in that sector that performed comparatively well, Chubb and SAFECO. In energy, the Fund's light investment in the swooning oil-services industry was the key factor.

     Negative factors in performance for the Fund included our overweight and stock selections in the underperforming materials sector and our stock selections in the consumer discretionary and staples sectors. After doing well earlier in the year, the metals and mining stocks within materials plummeted in the second half as commodities prices fell sharply. In the consumer sectors, the Fund was hurt by not owning some of the stocks that held up particularly well in the economic downturn, including Procter & Gamble and Wal-Mart Stores.

Q Energy prices soared to historic highs during the year, and then plunged later in the year as global economic growth slowed and consumers cut back on energy usage. How is the Fund positioned in energy and other commodities, and what is your view of the commodities over the next year?

A At December 31, 2008, the Fund was still underweight the energy sector, but remained overweight the materials sector. If one takes the two natural-resources sectors together, however, the Fund was only slightly underweight the S&P 500 allocation to the sectors. The Fund was underweight the energy sector from the beginning of the year because of concern over the rising costs for the companies and skepticism of the high oil prices. Sure enough, oil prices came down, and profits for the companies were squeezed. We did make new investments in energy in the second half, believing that the sharply lower share prices for many of the companies no longer reflected the positive longer-term prospects. Marathon Oil is a leading refiner of petroleum products and also has international exploration-and-production operations. Schlumberger is perhaps the leading international oil-services company. But overall we are still cautious on energy.

     With respect to materials, we were, in retrospect, much too sanguine about the potential for metals. The economic slowdown hit the miners very hard, and the performance of the stocks later in the year was even more dismal than that of the energy names. The longer-term picture appears bright, with growing demand for metals from industrializing parts of the world. In the near term, though, it will all be about survival, particularly in view of the leveraged balance sheets of some of the miners that made acquisitions near peak prices.

                                    Pioneer Fund | Annual Report | 12/31/08    5

Q Oftentimes a weak stock market presents investment opportunities. Did you find some over the second half of the reporting period, and, overall, can you discuss changes you made to the Fund?

A As we look at the stock market, we see many stocks selling at lower prices than we have seen in a long time. The sell-off has been, we think, quite undiscriminating, as investors have seemed just to want to "get out of the market," no matter what the price. So, yes, we have seen what we regarded as bargains. At the same time, we have also sold stocks of companies we did not think were as well positioned for the difficult times in which we find ourselves. Overall, we added eight names to the Fund during the six months ended December 31, 2008, and eliminated thirteen.

     With respect to initiated positions, we have already mentioned Marathon Oil and Schlumberger. Monsanto is a leading producer of seeds, pesticides, and herbicides, with a premier reputation in the agricultural market. Stryker makes surgical and medical devices and equipment and is most noted for its orthopedic implants, including artificial hips, knees, and shoulders. Aflac is a supplemental insurance provider with a particularly strong market presence in Japan. International Business Machines is the most diversified technology company, with leading businesses in computer software, hardware, and services. First Energy and PPL are public utilities. What all the stocks had in common was a lower share price at our time of purchase than our appraisal of underlying, long-term value.

     With respect to sales from the Fund, good gains were realized on the stocks of two companies that were acquired at premium prices by other companies:
     SAFECO, which was bought by fellow insurance company Liberty Mutual; and Barr Pharmaceuticals, which was taken over by Teva Pharmaceuticals, also a Fund holding. The acquisition of Barr was in exchange for a combination of cash and Teva shares. Our other sales were made for a variety of reasons, including disappointment with growth prospects, concern for financial condition, and less attractive prospects than we had originally envisioned. That liquidation list comprised Ford Motor, Gannett, Zimmer, Banco Bilbao Vizcaya Argentaria (BBVA), Hartford Financial, MetLife, Microsoft, Corning, Motorola, Dell, and Sun Microsystems.

Q A year like 2008 can cause even the most confident of investors to lose heart, and even some of the bluest of the blue-chip stocks took a beating over the last year. That said, what is your outlook for the coming year?

A The biggest issue for investors currently is uncertainty over the length of the ongoing economic recession in the U.S. The spread of the recession overseas has also affected the ability of American companies to expand the exports on which so many of them have come to depend for growth. With respect to the public-policy responses to date, in the form of massive bail-outs and other "rescue packages," the jury is still out on whether they are likely to

6    Pioneer Fund | Annual Report | 12/31/08
     help much. We do know that the programs are expensive, and there is concern among investors over the longer-range budgetary implications of what the outgoing administration has already done and the incoming administration is promising. For now, the Federal Reserve is much more focused on the economic contraction than on the more distant risk of inflation and so has pushed short-term interest rates down to very low, almost negligible levels. But that emphasis could change quickly if the economy does appear over the next few quarters to have regained its footing.

     Despite everything, however, we are of the opinion that this is a business cycle and not the spiral to oblivion, and that in due course, no matter whether the government responses are effective or not, the economy will improve. We continue to have great faith in the resilience of our country and its people. We have also observed that investments made during past periods of economic distress and extreme uncertainty, at the bargain-basement prices often prevailing, have often worked out well when held for the long term by patient shareholders. Certainly we are excited by the low prices of many stocks today. Will this time be different, and will investors instead be disappointed? We are proceeding under the assumption that that will not be the case, but we must emphasize the risks and the unknown time horizon.

     Thank you for your support.

Please refer to the Schedule of Investments on pages 18-26 for a full listing of Fund securities.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes.

                                    Pioneer Fund | Annual Report | 12/31/08    7

Portfolio Summary | 12/31/08

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                               83.6%
Temporary Cash Investments                        9.9%
Depositary Receipts for International Stocks      4.2%
International Common Stocks                       2.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA IS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Industrials                                      16.6%
Consumer Staples                                 16.6%
Health Care                                      14.7%
Information Technology                           11.4%
Consumer Discretionary                           11.2%
Financials                                        9.7%
Energy                                            9.7%
Materials                                         5.4%
Telecommunication Services                        2.6%
Utilities                                         2.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Chevron Corp.                     4.02%
 2.    Norfolk Southern Corp.            3.06
 3.    John Wiley & Sons, Inc.           2.70
 4.    Chubb Corp.                       2.60
 5.    Becton, Dickinson & Co.           2.29
 6.    Hewlett-Packard Co.               2.15
 7.    Colgate-Palmolive Co.             2.13
 8.    PepsiCo, Inc.                     1.96
 9.    United Technologies Corp.         1.94
10.    PACCAR, Inc.                      1.86

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

8    Pioneer Fund | Annual Report | 12/31/08

Prices and Distributions | 12/31/08

Net Asset Value per Share
--------------------------------------------------------------------------------

     Class        12/31/08           12/31/07
       A           $ 29.13            $ 46.32
--------------------------------------------------------------------------------
       B           $ 28.43            $ 45.11
--------------------------------------------------------------------------------
       C           $ 27.96            $ 44.55
--------------------------------------------------------------------------------
       R           $ 29.17            $ 46.37
--------------------------------------------------------------------------------
       Y           $ 29.22            $ 46.45
--------------------------------------------------------------------------------
       Z           $ 29.20            $ 46.41
--------------------------------------------------------------------------------

Distributions per Share: 1/1/08-12/31/08
--------------------------------------------------------------------------------

                 Net Investment        Short-Term        Long-Term
     Class           Income          Capital Gains     Capital Gains
       A            $ 0.4467              $ --            $ 0.8550
--------------------------------------------------------------------------------
       B            $    --               $ --            $ 0.8550
--------------------------------------------------------------------------------
       C            $ 0.1575              $ --            $ 0.8550
--------------------------------------------------------------------------------
       R            $ 0.3905              $ --            $ 0.8550
--------------------------------------------------------------------------------
       Y            $ 0.6254              $ --            $ 0.8550
--------------------------------------------------------------------------------
       Z            $ 0.6190              $ --            $ 0.8550
--------------------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Standard & Poor's 500 (S&P) Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-15.

                                    Pioneer Fund | Annual Report | 12/31/08    9

Performance Update | 12/31/08                                     Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2008)
------------------------------------------------------------------
                                     Net Asset     Public Offering
Period                               Value (NAV)   Price (POP)
------------------------------------------------------------------
10 Years                                -0.31%         -0.89%
5 Years                                 -1.03          -2.19
1 Year                                 -34.38         -38.16
------------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
------------------------------------------------------------------
                                        Gross           Net
------------------------------------------------------------------
                                         1.11%          1.11%
------------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer            Standard & Poor's
                  Fund                 500 Index

12-98           $ 9,425                  $10,000
                $10,891                  $12,103
12-00           $10,903                  $11,002
                $ 9,690                  $ 9,695
12-02           $ 7,727                  $ 7,553
                $ 9,626                  $ 9,719
12-04           $10,746                  $10,775
                $11,433                  $11,304
12-06           $13,306                  $13,088
                $13,932                  $13,807
12-08           $ 9,142                  $ 8,699

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

10    Pioneer Fund | Annual Report | 12/31/08

Performance Update | 12/31/08                                     Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2008)
---------------------------------------------------------------
                                         If          If
Period                                   Held        Redeemed
---------------------------------------------------------------
10 Years                                -1.18%         -1.18%
5 Years                                 -1.91          -1.91
1 Year                                 -34.99         -37.51
---------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
---------------------------------------------------------------
                                         Gross           Net
---------------------------------------------------------------
                                         1.99%          1.99%
---------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer            Standard & Poor's
                 Fund                  500 Index

12-98           $10,000                  $10,000
                $11,455                  $12,103
12-00           $11,368                  $11,002
                $10,018                  $ 9,695
12-02           $ 7,919                  $ 7,553
                $ 9,775                  $ 9,719
12-04           $10,818                  $10,775
                $11,402                  $11,304
12-06           $13,161                  $13,088
                $13,656                  $13,807
12-08           $ 8,878                  $ 8,699

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                   Pioneer Fund | Annual Report | 12/31/08    11

Performance Update | 12/31/08                                     Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2008)
----------------------------------------------------------------
                                        If            If
Period                                  Held          Redeemed
----------------------------------------------------------------
10 Years                                -1.10%         -1.10%
5 Years                                 -1.80          -1.80
1 Year                                 -34.91         -34.91
----------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
----------------------------------------------------------------
                                         Gross           Net
----------------------------------------------------------------
                                         1.88%          1.88%
----------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer            Standard & Poor's
                  Fund                 500 Index

12-98           $10,000                  $10,000
                $11,460                  $12,103
12-00           $11,378                  $11,002
                $10,031                  $ 9,695
12-02           $ 7,937                  $ 7,553
                $ 9,808                  $ 9,719
12-04           $10,862                  $10,775
                $11,465                  $11,304
12-06           $13,244                  $13,088
                $13,758                  $13,807
12-08           $ 8,956                  $ 8,699

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

12    Pioneer Fund | Annual Report | 12/31/08

Performance Update | 12/31/08                                     Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2008)
---------------------------------------------------------------
                                         If           If
Period                                   Held         Redeemed
---------------------------------------------------------------
10 Years                                -0.58%         -0.58%
5 Years                                 -1.14          -1.14
1 Year                                 -34.46         -34.46
---------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
---------------------------------------------------------------
                                         Gross           Net
---------------------------------------------------------------
                                         1.42%          1.42%
---------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer            Standard & Poor's
                 Fund                  500 Index

12-98           $10,000                  $10,000
                $11,497                  $12,103
12-00           $11,453                  $11,002
                $10,127                  $ 9,695
12-02           $ 8,035                  $ 7,553
                $ 9,994                  $ 9,719
12-04           $11,151                  $10,775
                $11,851                  $11,304
12-06           $13,774                  $13,088
                $14,401                  $13,807
12-08           $ 9,438                  $ 8,699

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                   Pioneer Fund | Annual Report | 12/31/08    13

Performance Update | 12/31/08                                     Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2008)
---------------------------------------------------------------
                                         If           If
Period                                   Held         Redeemed
---------------------------------------------------------------
10 Years                                 0.10%          0.10%
5 Years                                 -0.60          -0.60
1 Year                                 -34.07         -34.07
---------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
---------------------------------------------------------------
                                         Gross           Net
---------------------------------------------------------------
                                         0.70%          0.70%
---------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer            Standard & Poor's
                 Fund                  500 Index

12-98           $10,000                  $10,000
                $11,583                  $12,103
12-00           $11,641                  $11,002
                $10,390                  $ 9,695
12-02           $ 8,320                  $ 7,553
                $10,411                  $ 9,719
12-04           $11,676                  $10,775
                $12,474                  $11,304
12-06           $14,578                  $13,088
                $15,323                  $13,807
12-08           $10,102                  $ 8,699

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Class Y shares prior to their inception on May 6, 1999 would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14    Pioneer Fund | Annual Report | 12/31/08

Performance Update | 12/31/08                                     Class Z Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's 500 Index.

Average Annual Total Returns
(As of December 31, 2008)
-----------------------------------------------------------------
                                    Net Asset     Public Offering
Period                              Value (NAV)   Price (POP)
-----------------------------------------------------------------
10 Years                                -0.21%         -0.21%
5 Years                                 -0.84          -0.84
1 Year                                 -34.06         -34.06
-----------------------------------------------------------------
Expense Ratio
(Per prospectus dated May 1, 2008)
-----------------------------------------------------------------
                                        Gross           Net
-----------------------------------------------------------------
                                         0.85%          0.85%
-----------------------------------------------------------------

[THE FOLLOWING DATA IS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

                Pioneer            Standard & Poor's
                 Fund                  500 Index

12-98           $10,000                  $10,000
                $11,554                  $12,103
12-00           $11,568                  $11,002
                $10,280                  $ 9,695
12-02           $ 8,198                  $ 7,553
                $10,212                  $ 9,719
12-04           $11,400                  $10,775
                $12,129                  $11,304
12-06           $14,117                  $13,088
                $14,851                  $13,807
12-08           $ 9,792                  $ 8,699

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Class Z shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance shown for Class Z shares prior to their inception on April 30, 2007 would have been higher. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 5/1/12 for Class Z shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                                   Pioneer Fund | Annual Report | 12/31/08    15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from July 1, 2008 through December 31, 2008.

Share Class                   A                B                C                R                Y                Z
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 7/1/08
-----------------------------------------------------------------------------------------------------------------------
Ending Account          $   726.93       $   723.54       $   724.11       $   726.61       $   728.91       $   728.94
Value on 12/31/08
-----------------------------------------------------------------------------------------------------------------------
Expenses Paid           $     5.12       $     9.18       $     8.54       $     5.73       $     3.22       $     3.22
During Period*
-----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, 2.12%, 1.97%, 1.32%, 0.74%, and 0.74% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

16    Pioneer Fund | Annual Report | 12/31/08

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2008 through December 31, 2008.

Share Class                      A                B                C                R                Y                I
Beginning Account          $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 7/1/08
--------------------------------------------------------------------------------------------------------------------------
Ending Account Value       $ 1,019.20       $ 1,014.48       $ 1,015.23       $ 1,018.50       $ 1,021.42       $ 1,021.42
on 12/31/08
--------------------------------------------------------------------------------------------------------------------------
Expenses Paid              $     5.99       $    10.74       $     9.98       $     6.70       $     3.76       $     3.76
During Period*
--------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, 2.12%, 1.97%, 1.32%, 0.74%, and 0.74% for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                                   Pioneer Fund | Annual Report | 12/31/08    17

Schedule of Investments | 12/31/08

  Shares                                                               Value
                COMMON STOCKS -- 99.4%
                ENERGY -- 9.7%
                Integrated Oil & Gas -- 7.3%
  2,504,691     Chevron Corp.                                          $  185,271,993
  1,010,329     Exxon Mobil Corp. (b)                                      80,654,564
  1,450,000     Marathon Oil Corp.                                         39,672,000
    650,000     Royal Dutch Shell Plc (A.D.R.)                             34,411,000
                                                                       --------------
                                                                       $  340,009,557
-------------------------------------------------------------------------------------
                Oil & Gas Equipment & Services -- 0.6%
    600,000     Schlumberger, Ltd.                                     $   25,398,000
-------------------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 1.8%
  1,125,502     Apache Corp. (b)                                       $   83,883,664
                                                                       --------------
                Total Energy                                           $  449,291,221
-------------------------------------------------------------------------------------
                MATERIALS -- 5.4%
                Aluminum -- 0.8%
  3,106,824     Alcoa, Inc. (b)                                        $   34,982,838
-------------------------------------------------------------------------------------
                Diversified Chemical -- 1.0%
  1,276,700     Dow Chemical Co.                                       $   19,265,403
  1,090,474     E.I. du Pont de Nemours and Co.                            27,588,992
                                                                       --------------
                                                                       $   46,854,395
-------------------------------------------------------------------------------------
                Diversified Metals & Mining -- 1.3%
    740,000     Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)     $   18,085,600
  1,600,000     Rio Tinto Plc                                              34,682,012
    980,000     Teck Cominco, Ltd. (Class B)                                4,821,600
    468,800     Xstrata Plc                                                 4,375,073
                                                                       --------------
                                                                       $   61,964,285
-------------------------------------------------------------------------------------
                Fertilizers & Agricultural Chemicals -- 0.8%
    500,000     Monsanto Co.                                           $   35,175,000
-------------------------------------------------------------------------------------
                Industrial Gases -- 0.9%
    507,700     Air Products & Chemicals, Inc.                         $   25,522,079
    300,000     Praxair, Inc.                                              17,808,000
                                                                       --------------
                                                                       $   43,330,079
-------------------------------------------------------------------------------------
                Specialty Chemicals -- 0.6%
    787,300     Ecolab, Inc.                                           $   27,673,595
                                                                       --------------
                Total Materials                                        $  249,980,192
-------------------------------------------------------------------------------------
                CAPITAL GOODS -- 11.2%
                Aerospace & Defense -- 3.7%
  1,254,200     General Dynamics Corp.                                 $   72,229,378
    300,000     Honeywell International, Inc. (b)                           9,849,000
  1,669,200     United Technologies Corp. (b)                              89,469,120
                                                                       --------------
                                                                       $  171,547,498
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Fund | Annual Report | 12/31/08

  Shares                                                               Value
                Construction & Farm Machinery & Heavy Trucks -- 4.2%
  1,064,400     Caterpillar, Inc. (b)                                  $   47,546,748
  1,591,900     Deere & Co. (b)                                            61,001,608
  2,996,250     PACCAR, Inc. (b)                                           85,692,750
                                                                       --------------
                                                                       $  194,241,106
-------------------------------------------------------------------------------------
                Electrical Component & Equipment -- 1.3%
  1,120,600     Emerson Electric Co.                                   $   41,025,166
    654,100     Rockwell International Corp.                               21,088,184
                                                                       --------------
                                                                       $   62,113,350
-------------------------------------------------------------------------------------
                Industrial Conglomerates -- 1.4%
    665,200     3M Co. (b)                                             $   38,275,608
  1,532,300     General Electric Co. (b)                                   24,823,260
                                                                       --------------
                                                                       $   63,098,868
-------------------------------------------------------------------------------------
                Industrial Machinery -- 0.6%
    350,000     Illinois Tool Works, Inc. (b)                          $   12,267,500
    379,950     Parker Hannifin Corp. (b)                                  16,163,073
                                                                       --------------
                                                                       $   28,430,573
                                                                       --------------
                Total Capital Goods                                    $  519,431,395
-------------------------------------------------------------------------------------
                TRANSPORTATION -- 5.3%
                Railroads -- 5.3%
    766,500     Burlington Northern, Inc.                              $   58,031,715
  1,300,000     Canadian National Railway Co. (b)                          47,788,000
  2,993,600     Norfolk Southern Corp.                                    140,848,880
                                                                       --------------
                                                                       $  246,668,595
                                                                       --------------
                Total Transportation                                   $  246,668,595
-------------------------------------------------------------------------------------
                AUTOMOBILES & COMPONENTS -- 1.8%
                Auto Parts & Equipment -- 1.8%
    700,000     BorgWarner, Inc.                                       $   15,239,000
  3,858,000     Johnson Controls, Inc.                                     70,061,280
                                                                       --------------
                                                                       $   85,300,280
                                                                       --------------
                Total Automobiles & Components                         $   85,300,280
-------------------------------------------------------------------------------------
                CONSUMER DURABLES & APPAREL -- 0.6%
                Apparel, Accessories & Luxury Goods -- 0.6%
  1,400,000     Coach, Inc.*                                           $   29,078,000
                                                                       --------------
                Total Consumer Durables & Apparel                      $   29,078,000
-------------------------------------------------------------------------------------
                MEDIA -- 4.8%
                Movies & Entertainment -- 0.5%
  1,079,200     The Walt Disney Co. (b)                                $   24,487,048
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Annual Report | 12/31/08    19

  Shares                                                               Value
                Publishing -- 4.3%
  3,494,400     John Wiley & Sons, Inc.+(b)                            $  124,330,752
  3,121,800     McGraw-Hill Co., Inc. (b)                                  72,394,542
                                                                       --------------
                                                                       $  196,725,294
                                                                       --------------
                Total Media                                            $  221,212,342
-------------------------------------------------------------------------------------
                RETAILING -- 3.9%
                Department Stores -- 0.7%
    356,200     J.C. Penney Co., Inc.                                  $    7,017,140
  1,880,100     Nordstrom, Inc. (b)                                        25,024,131
                                                                       --------------
                                                                       $   32,041,271
-------------------------------------------------------------------------------------
                General Merchandise Stores -- 1.7%
  2,284,700     Target Corp. (b)                                       $   78,890,691
-------------------------------------------------------------------------------------
                Home Improvement Retail -- 1.1%
  2,315,200     Lowe's Companies, Inc. (b)                             $   49,823,104
-------------------------------------------------------------------------------------
                Specialty Stores -- 0.4%
  1,100,000     Staples, Inc.                                          $   19,712,000
                                                                       --------------
                Total Retailing                                        $  180,467,066
-------------------------------------------------------------------------------------
                FOOD & DRUG RETAILING -- 3.1%
                Drug Retail -- 2.3%
  1,213,800     CVS/Caremark Corp.                                     $   34,884,612
  2,854,500     Walgreen Co.                                               70,420,515
                                                                       --------------
                                                                       $  105,305,127
-------------------------------------------------------------------------------------
                Food Distributors -- 0.8%
  1,732,400     Sysco Corp.                                            $   39,741,256
                                                                       --------------
                Total Food & Drug Retailing                            $  145,046,383
-------------------------------------------------------------------------------------
                FOOD, BEVERAGE & TOBACCO -- 10.5%
                Packaged Foods & Meats -- 7.6%
  1,716,000     Campbell Soup Co. (b)                                  $   51,497,160
    910,600     General Mills, Inc.                                        55,318,950
  1,506,750     H.J. Heinz Co., Inc. (b)                                   56,653,800
  1,925,000     Hershey Foods Corp. (b)                                    66,874,500
    676,500     Kellogg Co.                                                29,664,525
  2,500,000     Kraft Foods, Inc.                                          67,125,000
    600,000     Nestle SA                                                  23,277,068
                                                                       --------------
                                                                       $  350,411,003
-------------------------------------------------------------------------------------
                Soft Drinks -- 2.9%
  1,000,000     Coca-Cola Co. (b)                                      $   45,270,000
  1,648,890     PepsiCo, Inc.                                              90,309,705
                                                                       --------------
                                                                       $  135,579,705
                                                                       --------------
                Total Food, Beverage & Tobacco                         $  485,990,708
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Fund | Annual Report | 12/31/08

  Shares                                                               Value
                HOUSEHOLD & PERSONAL PRODUCTS -- 2.9%
                Household Products -- 2.5%
    303,300     Clorox Co.                                             $   16,851,348
  1,434,200     Colgate-Palmolive Co. (b)                                  98,300,068
                                                                       --------------
                                                                       $  115,151,416
-------------------------------------------------------------------------------------
                Personal Products -- 0.4%
    581,300     Estee Lauder Co. (b)                                   $   17,997,048
                                                                       --------------
                Total Household & Personal Products                    $  133,148,464
-------------------------------------------------------------------------------------
                HEALTH CARE EQUIPMENT & SERVICES -- 6.5%
                Health Care Equipment -- 6.5%
  1,540,300     Becton, Dickinson & Co.                                $  105,341,117
    952,600     C. R. Bard, Inc.                                           80,266,076
  1,073,100     Medtronic, Inc.                                            33,716,802
  1,512,100     St. Jude Medical, Inc.*                                    49,838,816
    750,000     Stryker Corp.                                              29,962,500
                                                                       --------------
                                                                       $  299,125,311
                                                                       --------------
                Total Health Care Equipment & Services                 $  299,125,311
-------------------------------------------------------------------------------------
                PHARMACEUTICALS & BIOTECHNOLOGY -- 8.1%
                Pharmaceuticals -- 8.1%
  1,599,700     Abbott Laboratories, Inc.                              $   85,375,989
    837,837     Eli Lilly & Co. (b)                                        33,739,696
    975,403     Merck & Co., Inc.                                          29,652,251
  2,800,000     Pfizer, Inc.                                               49,588,000
    389,800     Roche Holdings AG                                          59,071,622
  3,542,800     Schering-Plough Corp.                                      60,333,884
  1,379,081     Teva Pharmaceutical Industries, Ltd. (A.D.R.) (b)          58,707,478
                                                                       --------------
                                                                       $  376,468,920
                                                                       --------------
                Total Pharmaceuticals & Biotechnology                  $  376,468,920
-------------------------------------------------------------------------------------
                BANKS -- 3.6%
                Diversified Banks -- 2.9%
  2,480,307     U.S. Bancorp (b)                                       $   62,032,478
  2,455,400     Wells Fargo & Co. (b)                                      72,385,192
                                                                       --------------
                                                                       $  134,417,670
-------------------------------------------------------------------------------------
                Regional Banks -- 0.7%
    362,689     SunTrust Banks, Inc. (b)                               $   10,713,833
    939,500     Zions Bancorporation (b)                                   23,027,145
                                                                       --------------
                                                                       $   33,740,978
                                                                       --------------
                Total Banks                                            $  168,158,648
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Annual Report | 12/31/08    21

  Shares                                                               Value
                DIVERSIFIED FINANCIALS -- 3.2%
                Asset Management & Custody Banks -- 2.3%
    520,000     Franklin Resources, Inc.                               $   33,165,600
  1,514,693     T. Rowe Price Associates, Inc. (b)                         53,680,720
    666,500     The Bank of New York Mellon Corp.                          18,881,945
                                                                       --------------
                                                                       $  105,728,265
-------------------------------------------------------------------------------------
                Consumer Finance -- 0.2%
    626,500     American Express Co. (b)                               $   11,621,575
-------------------------------------------------------------------------------------
                Diversified Financial Services -- 0.7%
  1,206,300     Bank of America Corp.                                  $   16,984,704
    500,000     J.P. Morgan Chase & Co.                                    15,765,000
                                                                       --------------
                                                                       $   32,749,704
                                                                       --------------
                Total Diversified Financials                           $  150,099,544
-------------------------------------------------------------------------------------
                INSURANCE -- 2.8%
                Life & Health Insurance -- 0.2%
    229,500     Aflac, Inc.                                            $   10,520,280
-------------------------------------------------------------------------------------
                Property & Casualty Insurance -- 2.6%
  2,348,400     Chubb Corp.                                            $  119,768,400
                                                                       --------------
                Total Insurance                                        $  130,288,680
-------------------------------------------------------------------------------------
                SOFTWARE & SERVICES -- 2.4%
                Application Software -- 0.6%
  1,240,400     Adobe Systems, Inc.*                                   $   26,408,116
-------------------------------------------------------------------------------------
                Data Processing & Outsourced Services -- 1.8%
  1,159,200     Automatic Data Processing, Inc.                        $   45,602,928
    552,800     DST Systems, Inc.* (b)                                     20,995,344
    551,250     Fiserv, Inc.*                                              20,048,963
                                                                       --------------
                                                                       $   86,647,235
                                                                       --------------
                Total Software & Services                              $  113,055,351
-------------------------------------------------------------------------------------
                TECHNOLOGY HARDWARE & EQUIPMENT -- 6.3%
                Communications Equipment -- 2.0%
  1,850,000     Cisco Systems, Inc.*                                   $   30,155,000
  3,978,600     Nokia Corp. (A.D.R.)                                       62,066,160
                                                                       --------------
                                                                       $   92,221,160
-------------------------------------------------------------------------------------
                Computer Hardware -- 2.7%
  2,726,211     Hewlett-Packard Co.                                    $   98,934,197
    300,000     IBM Corp. (b)                                              25,248,000
                                                                       --------------
                                                                       $  124,182,197
-------------------------------------------------------------------------------------
                Computer Storage & Peripherals -- 0.3%
  1,520,500     EMC Corp.* (b)                                         $   15,919,635
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer Fund | Annual Report | 12/31/08

  Shares                                                               Value
                Office Electronics -- 1.3%
  1,865,850     Canon, Inc. (A.D.R.) (b)                               $   58,587,690
                                                                       --------------
                Total Technology Hardware & Equipment                  $  290,910,682
-------------------------------------------------------------------------------------
                SEMICONDUCTORS -- 2.6%
                Semiconductor Equipment -- 0.6%
  2,496,500     Applied Materials, Inc.                                $   25,289,545
-------------------------------------------------------------------------------------
                Semiconductors -- 2.0%
  3,511,300     Intel Corp. (b)                                        $   51,475,658
  2,753,500     Texas Instruments, Inc. (b)                                42,734,320
                                                                       --------------
                                                                       $   94,209,978
                                                                       --------------
                Total Semiconductors                                   $  119,499,523
-------------------------------------------------------------------------------------
                TELECOMMUNICATION SERVICES -- 2.6%
                Integrated Telecommunication Services -- 2.6%
  2,663,867     AT&T Corp.                                             $   75,920,210
  1,026,306     Verizon Communications, Inc.                               34,791,773
  1,029,109     Windstream Corp.                                            9,467,803
                                                                       --------------
                                                                       $  120,179,786
                                                                       --------------
                Total Telecommunication Services                       $  120,179,786
-------------------------------------------------------------------------------------
                UTILITIES -- 2.1%
                Electric Utilities -- 1.6%
    300,000     FirstEnergy Corp.                                      $   14,574,000
    600,000     PPL Corp.                                                  18,414,000
  1,112,400     Southern Co.                                               41,158,800
                                                                       --------------
                                                                       $   74,146,800
-------------------------------------------------------------------------------------
                Multi-Utilities -- 0.5%
    745,100     Public Service Enterprise Group, Inc.                  $   21,734,567
                                                                       --------------
                Total Utilities                                        $   95,881,367
-------------------------------------------------------------------------------------
                TOTAL COMMON STOCKS
                (Cost $3,739,575,373)                                  $4,609,282,458
-------------------------------------------------------------------------------------

Principal
Amount
                TEMPORARY CASH INVESTMENTS -- 10.9%
                Repurchase Agreement -- 0.5%
$23,000,000     Barclays Plc, 0.03%, dated 12/31/08, repurchase price of
                $23,000,000 plus accrued interest on 1/2/09 collateralized by the following:
                  $8,253,897 Federal National Mortgage Association,
                    4.0 - 5.0%, 9/1/23 - 12/1/33
                  $2,247,111 Federal Home Loan Mortgage Corp.,
                    5.924%, 1/1/37
                  $18,696,063 Federal National Mortgage Association
                    (ARM), 4.684 - 5.551%, 9/1/35 - 4/1/38                     $   23,000,000
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Annual Report | 12/31/08    23

Principal
Amount                                                                 Value
                Securities Lending Collateral -- 10.4% (c)
                Certificates of Deposit:
$11,175,870     Abbey National Plc, 3.15%, 8/13/09                     $   11,175,870
 11,174,351     Bank of Nova Scotia, 3.21%, 5/5/09                         11,174,351
 17,859,885     Bank of Scotland NY, 2.92%, 6/5/09                         17,859,885
 20,116,565     Barclays Bank, 1.5%, 5/27/09                               20,116,565
  3,553,226     Calyon NY, 4.62%, 1/16/09                                   3,553,226
 22,351,739     CBA, 4.87%, 7/16/09                                        22,351,739
 20,116,565     DNB NOR Bank ASA NY, 3.04%, 6/5/09                         20,116,565
 20,474,193     Intesa SanPaolo S.p.A., 1.44%, 5/22/09                     20,474,193
  1,294,641     NORDEA NY, 4.13%, 4/9/09                                    1,294,641
 16,763,804     Royal Bank of Canada NY, 2.7%, 8/7/09                      16,763,804
 11,175,870     Royal Bank of Scotland, 3.06%, 3/5/09                      11,175,870
  2,234,139     Skandinavian Enskilda Bank NY, 3.06%, 2/13/09               2,234,139
 22,351,739     Societe Generale, 3.29%, 9/4/09                            22,351,739
 20,116,565     Svenska Bank NY, 4.61%, 7/8/09                             20,116,565
 22,351,739     U.S. Bank NA, 2.25%, 8/24/09                               22,351,739
                                                                       --------------
                                                                       $  223,110,891
-------------------------------------------------------------------------------------
                Commercial Paper:
 21,949,408     American Honda Finance Corp., 4.95%, 7/14/09           $   21,949,408
  2,129,874     BBVA U.S., 2.83%, 3/12/09                                   2,129,874
 11,175,870     CME Group, Inc., 2.9%, 8/6/09                              11,175,870
 11,174,687     General Electric Capital Corp., 2.86%, 3/16/09             11,174,687
 22,351,739     HSBC Bank, Inc., 2.5%, 8/14/09                             22,351,739
 11,175,870     IBM, 2.39%, 9/25/09                                        11,175,870
 20,116,565     Met Life Global Funding, 3.19%, 6/12/09                    20,116,565
 22,351,739     Monumental Global Funding, Ltd., 2.5%, 8/17/09             22,351,739
 20,116,565     New York Life Global, 2.13%, 09/04/09                      20,116,565
 18,998,978     Westpac Banking Corp., 2.34%, 6/1/09                       18,998,977
                                                                       --------------
                                                                       $  161,541,294
-------------------------------------------------------------------------------------
                Tri-party Repurchase Agreements:
  3,797,113     Barclays Capital Markets, 0.5%, 1/2/09                 $    3,797,113
-------------------------------------------------------------------------------------
 49,173,826     Deutsche Bank, 0.25%, 1/2/09                               49,173,826
                                                                       --------------
                                                                       $   52,970,939
-------------------------------------------------------------------------------------
                Time Deposit:
 22,351,739     BNP Paribas, 0.01%, 1/2/09                             $   22,351,739
-------------------------------------------------------------------------------------

  Shares
                Money Market Mutual Fund:
  5,587,935     Columbia Government Reserves Fund, 0.82%, 1/2/09       $    5,587,935
 16,763,804     JP Morgan, U.S. Government Money Market Fund, 0.98%,
                1/2/09                                                     16,763,804
                                                                       --------------
                                                                       $   22,351,739
                                                                       --------------
                Total Security Lending Collateral                      $  482,326,602
-------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24    Pioneer Fund | Annual Report | 12/31/08

                                                                       Value
                TOTAL TEMPORARY CASH INVESTMENTS
                (Cost $505,326,602)                                    $  505,326,602
-------------------------------------------------------------------------------------
                TOTAL INVESTMENT IN SECURITIES -- 110.3%
                (Cost $4,244,901,975) (a)                              $5,114,609,060
-------------------------------------------------------------------------------------
                OTHER ASSETS AND LIABILITIES -- (10.3)%                $ (479,321,323)
-------------------------------------------------------------------------------------
                TOTAL NET ASSETS -- 100.0%                             $4,635,287,737
=====================================================================================

*        Non-income producing security.

+ Investment held by the fund representing 5% or more of voting stock of such company.

(A.D.R.) American Depositary Receipt

(a) At December 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $4,253,112,045 was as follows:

         Aggregate gross unrealized gain for all investments in which there is an
           excess of value over tax cost                                             $1,531,297,757
         Aggregate gross unrealized loss for all investments in which there is an
           excess of tax cost over value                                               (669,800,742)
                                                                                     --------------
         Net unrealized gain                                                         $  861,497,015
                                                                                     ==============

(b)      At December 31, 2008, the following securities were out on loan:

         Shares        Security                                           Value
            32,700     3M Co.                                             $1,881,558
         3,017,200     Alcoa, Inc.                                        33,973,672
            24,400     American Express Co.                                  452,620
            31,100     Apache Corp.                                        2,317,883
            12,000     Campbell Soup Co.                                     360,120
            47,000     Canadian National Railway Co.                       1,727,720
           225,300     Canon, Inc. (A.D.R.)                                7,074,420
           173,600     Caterpillar, Inc.                                   7,754,712
           183,000     Coca-Cola Co.                                       8,284,410
            36,900     Colgate-Palmolive Co.                               2,529,126
            10,300     Deere & Co.                                           394,696
           336,000     DST Systems, Inc.*                                 12,761,280
            20,000     Eli Lilly & Co.                                       805,400
           118,600     EMC Corp.*                                          1,241,742
           291,700     Estee Lauder Co.                                    9,031,032
            10,000     Exxon Mobil Corp.                                     798,300
           692,200     Freeport-McMoRan Copper & Gold, Inc. (Class B)     16,917,368
           200,000     General Electric Co.                                3,240,000
           514,000     H.J. Heinz Co., Inc.                               19,326,400
           900,400     Hershey Foods Corp.                                31,279,896

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Annual Report | 12/31/08    25

     Shares     Security                                    Value
     30,500     Honeywell International, Inc.               1,001,315
        100     Illinois Tool Works, Inc.                       3,505
     26,800     Intel Corp.                                   392,888
      5,000     IBM Corp.*                                    420,800
      5,500     John Wiley & Sons, Inc.                       195,690
        200     Lowe's Companies, Inc.                          4,304
  1,300,000     McGraw-Hill Co., Inc.                      30,147,000
  1,668,200     Nordstrom, Inc.                            22,203,742
  1,366,500     PACCAR, Inc.                               39,081,900
     94,000     Parker Hannifin Corp.                       3,998,760
    358,600     SunTrust Banks, Inc.                       10,593,044
  1,473,300     T. Rowe Price Associates, Inc.             52,213,752
  2,247,300     Target Corp.                               77,599,269
    702,439     Teva Pharmaceutical Industries, Ltd.       29,902,828
    248,500     Texas Instruments, Inc.                     3,856,720
    115,800     United Technologies Corp.                   6,206,880
     12,300     U.S. Bancorp                                  308,730
    639,100     The Walt Disney Co.                        14,501,179
    187,800     Wells Fargo & Co.                           5,536,344
    763,600     Zions Bancorporation                       18,715,836
---------------------------------------------------------------------
                Total                                    $479,036,841
=====================================================================

(c)  Securities lending collateral is managed by Credit Suisse New York Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2008 aggregated $708,954,773 and $1,007,599,793, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets:

                                                    Investments
 Valuation Inputs                                   in Securities
 Level 1 -- Quoted Prices                           $4,609,282,458
 Level 2 -- Other Significant Observable Inputs        505,326,602
 Level 3 -- Significant Unobservable Inputs
------------------------------------------------------------------
 Total                                              $5,114,609,060
==================================================================

The accompanying notes are an integral part of these financial statements.

26    Pioneer Fund | Annual Report | 12/31/08

Statement of Assets and Liabilities | 12/31/08

ASSETS:
  Investment in securities of unaffiliated issuers, at value
   (including securities loaned of $479,036,841)
   (cost $4,237,154,375)                                                  $4,990,278,308
  Investment in securities of affiliated issuers, at value
   (cost $7,747,600)                                                         124,330,752
----------------------------------------------------------------------------------------
   Total investment in securities, at value (cost $4,244,901,975)         $5,114,609,060
  Cash                                                                        19,049,948
  Receivables --
   Fund shares sold                                                            3,922,385
   Dividends, interest and foreign taxes withheld                             11,537,527
  Other                                                                           79,478
----------------------------------------------------------------------------------------
     Total assets                                                         $5,149,198,398
----------------------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                                        $   24,234,012
   Fund shares repurchased                                                     5,321,992
   Upon return of securities loaned                                          482,326,602
  Due to affiliates                                                            1,322,036
  Accrued expenses                                                               706,019
----------------------------------------------------------------------------------------
     Total liabilities                                                    $  513,910,661
----------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                                         $3,940,080,621
  Accumulated net realized loss on investments and foreign currency
   transactions                                                             (174,478,584)
  Net unrealized gain on investments                                         869,707,085
  Net unrealized loss on forward foreign currency contracts and other
   assets and liabilities denominated in foreign currencies                      (21,385)
----------------------------------------------------------------------------------------
     Total net assets                                                     $4,635,287,737
----------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $3,767,132,025/129,308,750 shares)                    $        29.13
  Class B (based on $134,093,837/4,717,025 shares)                        $        28.43
  Class C (based on $169,361,908/6,057,302 shares)                        $        27.96
  Class R (based on $102,070,450/3,499,487 shares)                        $        29.17
  Class Y (based on $462,571,826/15,832,778 shares)                       $        29.22
  Class Z (based on $57,691/1,976 shares)                                 $        29.20
MAXIMUM OFFERING PRICE:
  Class A ($29.13 [divided by] 94.25%)                                    $        30.91
========================================================================================

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Annual Report | 12/31/08    27

Statement of Operations

For the Year Ended 12/31/08

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,349,135 and
   including income from affiliated issuers of $1,747,200)      $   141,821,073
  Interest                                                               24,982
  Income from securities loaned, net                                  2,725,128
  Other income                                                          443,291
------------------------------------------------------------------------------------------------------
     Total investment income                                                           $   145,014,474
------------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
   Basic Fee                                                    $    37,743,175
   Performance Adjustment                                             3,013,393
  Transfer agent fees
   Class A                                                            9,399,297
   Class B                                                              730,589
   Class C                                                              277,290
   Class R                                                                6,654
   Class Y                                                               12,274
   Class Z                                                                    6
  Distribution fees
   Class A                                                           12,803,463
   Class B                                                            2,164,043
   Class C                                                            2,393,373
   Class R                                                              700,711
  Administrative fees                                                 1,887,278
  Shareholder communications expense                                  3,210,171
  Custodian fees                                                        267,493
  Registration fees                                                     183,799
  Professional fees                                                     458,482
  Printing expense                                                      182,390
  Fees and expenses of nonaffiliated trustees                           203,273
  Miscellaneous                                                       1,161,557
------------------------------------------------------------------------------------------------------
     Total expenses                                                                    $    76,798,711
     Less fees paid indirectly                                                                (270,760)
------------------------------------------------------------------------------------------------------
     Net expenses                                                                      $    76,527,951
------------------------------------------------------------------------------------------------------
       Net investment income                                                           $    68,486,523
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on:
   Investments                                                  $  (164,838,503)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                     (482,819)       $  (165,321,322)
------------------------------------------------------------------------------------------------------
  Change in net unrealized gain on:
   Investments                                                  $(2,398,372,528)
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                      (23,736)       $(2,398,396,264)
------------------------------------------------------------------------------------------------------
  Net loss on investments and foreign currency transactions                            $(2,563,717,586)
------------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                                 $(2,495,231,063)
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

28    Pioneer Fund | Annual Report | 12/31/08

Statement of Changes in Net Assets

For the Years Ended 12/31/08 and 12/30/07, respectively

                                                                  Year Ended          Year Ended
                                                                  12/31/08            12/31/07
FROM OPERATIONS:
Net investment income                                             $     68,486,523    $     61,216,461
Net realized gain (loss) on investments and foreign currency
  transactions                                                        (165,321,322)        603,260,511
Change in net unrealized gain (loss) on investments and foreign
  currency transactions                                             (2,398,396,264)       (288,055,194)
------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                   $ (2,495,231,063)   $    376,421,778
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.45 and $0.41 per share, respectively)              $    (58,113,191)   $    (54,679,851)
   Class C ($0.16 and $0.06 per share, respectively)                      (954,727)           (374,134)
   Class R ($0.39 and $0.35 per share, respectively)                    (1,370,041)         (1,050,005)
   Class Y ($0.63 and $0.61 per share, respectively)                    (8,052,122)         (5,680,764)
   Class Z ($0.62 and $0.47 per share, respectively)                        (1,223)               (932)
Net realized gain:
   Class A ($0.86 and $3.57 per share, respectively)                  (107,813,529)       (454,506,280)
   Class B ($0.86 and $3.57 per share, respectively)                    (4,038,863)        (22,503,839)
   Class C ($0.86 and $3.57 per share, respectively)                    (4,983,947)        (22,180,345)
   Class R ($0.86 and $3.57 per share, respectively)                    (2,865,572)        (11,330,183)
   Class Y ($0.86 and $3.57 per share, respectively)                   (12,575,258)        (34,284,341)
   Class Z ($0.86 and $3.57 per share, respectively)                        (1,689)             (7,057)
------------------------------------------------------------------------------------------------------
     Total distributions to shareowners                           $   (200,770,162)   $   (606,597,731)
------------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                  $    745,042,373    $    846,660,776
Reinvestment of distributions                                          182,541,127         545,172,182
Cost of shares repurchased                                          (1,137,254,951)     (1,523,672,524)
------------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from
     Fund share transactions                                      $   (209,671,451)   $   (131,839,566)
------------------------------------------------------------------------------------------------------
   Net decrease in net assets                                     $ (2,905,672,676)   $   (362,015,519)
NET ASSETS:
Beginning of year                                                    7,540,960,413       7,902,975,932
------------------------------------------------------------------------------------------------------
End of year                                                       $  4,635,287,737    $  7,540,960,413
------------------------------------------------------------------------------------------------------
Undistributed net investment income                               $              0    $              0
------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                   Pioneer Fund | Annual Report | 12/31/08    29

                                    '08 Shares       '08 Amount        '07 Shares        '07 Amount
Class A
Shares sold                          8,974,415    $  351,431,314       10,311,922    $    515,097,783
Reinvestment of distributions        5,036,737       152,899,602       10,133,411         465,855,072
Less shares repurchased            (20,696,437)     (812,904,400)     (23,353,347)     (1,177,249,539)
-----------------------------------------------------------------------------------------------------
   Net decrease                     (6,685,285)   $ (308,573,484)      (2,908,014)   $   (196,296,684)
=====================================================================================================
Class B
Shares sold                            417,148    $   15,509,729          527,816    $     25,527,228
Reinvestment of distributions          130,353         3,530,937          429,811          19,045,228
Less shares repurchased             (2,402,976)      (93,105,049)      (3,018,531)       (147,248,151)
-----------------------------------------------------------------------------------------------------
   Net decrease                     (1,855,475)   $  (74,064,383)      (2,060,904)   $   (102,675,695)
=====================================================================================================
Class C
Shares sold                          1,026,861    $   36,243,313        1,087,496    $     51,404,697
Reinvestment of distributions          129,430         3,544,945          315,373          13,826,369
Less shares repurchased             (1,745,954)      (65,366,415)      (1,428,783)        (68,898,510)
-----------------------------------------------------------------------------------------------------
   Net decrease                       (589,663)   $  (25,578,157)         (25,914)   $     (3,667,444)
=====================================================================================================
Class R
Shares sold                            698,097    $   26,750,613        1,587,110    $     79,939,482
Reinvestment of distributions          138,657         4,180,459          265,657          12,201,241
Less shares repurchased               (816,099)      (30,650,247)        (542,531)        (27,436,367)
-----------------------------------------------------------------------------------------------------
   Net increase                         20,655    $      280,825        1,310,236    $     64,704,356
=====================================================================================================
Class Y
Shares sold                          8,127,028    $  315,107,404        3,472,708    $    174,591,582
Reinvestment of distributions          601,531        18,385,184          740,778          34,244,272
Less shares repurchased             (3,388,116)     (135,228,840)      (2,043,668)       (102,839,957)
-----------------------------------------------------------------------------------------------------
   Net increase                      5,340,443    $  198,263,748        2,169,818    $    105,995,897
=====================================================================================================
Class Z*
Shares sold                                 --    $           --            1,976    $        100,004
-----------------------------------------------------------------------------------------------------
   Net increase                             --    $           --            1,976    $        100,004
=====================================================================================================

*    Class Z shares were first publicly offered on April 30, 2007.

The accompanying notes are an integral part of these financial statements.

30    Pioneer Fund | Annual Report | 12/31/08

Financial Highlights

                                                             Year Ended     Year Ended
                                                              12/31/08       12/31/07
Class A
Net asset value, beginning of period                         $   46.32      $   48.10
-------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                       $    0.45      $    0.41
 Net realized and unrealized gain (loss) on investments         (16.33)          1.79
-------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  (15.88)     $    2.20
Distributions to shareowners:
 Net investment income                                           (0.45)         (0.41)
 Net realized gain                                               (0.86)         (3.57)
-------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (17.19)     $   (1.78)
-------------------------------------------------------------------------------------
Net asset value, end of period                               $   29.13      $   46.32
=====================================================================================
Total return*                                                   (34.38)%         4.71%
Ratio of net expenses to average net assets+                      1.19%          1.09%
Ratio of net investment income to average net assets+             1.11%          0.81%
Portfolio turnover rate                                             11%            10%
Net assets, end of period (in thousands)                    $3,767,132     $6,299,615
Ratios with reductions for fees paid indirectly:
 Net expenses                                                     1.18%          1.08%
 Net investment income                                            1.12%          0.82%
=====================================================================================

                                                             Year Ended     Year Ended     Year Ended
                                                              12/31/06       12/31/05       12/31/04
Class A
Net asset value, beginning of period                         $   44.21      $   42.06      $   38.00
----------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                       $    0.43      $    0.37      $    0.35
 Net realized and unrealized gain (loss) on investments           6.72           2.31           4.05
----------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $    7.15      $    2.68      $    4.40
Distributions to shareowners:
 Net investment income                                           (0.43)         (0.39)         (0.34)
 Net realized gain                                               (2.83)         (0.14)            --
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $    3.89      $    2.15      $    4.06
----------------------------------------------------------------------------------------------------
Net asset value, end of period                               $   48.10      $   44.21      $   42.06
====================================================================================================
Total return*                                                    16.39%          6.40%         11.64%
Ratio of net expenses to average net assets+                      1.11%          1.08%          1.06%
Ratio of net investment income to average net assets+             0.90%          0.88%          0.90%
Portfolio turnover rate                                              9%            13%            14%
Net assets, end of period (in thousands)                    $6,681,712     $5,648,986     $5,626,270
Ratios with reductions for fees paid indirectly:
 Net expenses                                                     1.10%          1.08%          1.06%
 Net investment income                                            0.91%          0.88%          0.90%
====================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                     Pioneer Fund | Annual Report | 12/31/08  31

                                                                 Year Ended     Year Ended
                                                                  12/31/08       12/31/07
Class B
Net asset value, beginning of period                              $  45.11       $ 46.98
----------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $   0.07       $ (0.04)
 Net realized and unrealized gain (loss) on investments             (15.89)         1.74
----------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations              $ (15.82)      $  1.70
Distributions to shareowners:
 Net investment income                                                  --            --
 Net realized gain                                                   (0.86)        (3.57)
----------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                        $ (16.68)      $ (1.87)
----------------------------------------------------------------------------------------
Net asset value, end of period                                    $  28.43       $ 45.11
=========================================================================================
Total return*                                                       (34.99)%        3.76%
Ratio of net expenses to average net assets+                          2.13%         1.99%
Ratio of net investment income (loss) to average net assets+          0.14%        (0.10)%
Portfolio turnover rate                                                 11%           10%
Net assets, end of period (in thousands)                          $134,094      $296,491
Ratios with reduction for fees paid indirectly:
 Net expenses                                                         2.12%         1.97%
 Net investment income (loss)                                         0.15%        (0.08)%
=========================================================================================

                                                                 Year Ended    Year Ended    Year Ended
                                                                  12/31/06      12/31/05      12/31/04
Class B
Net asset value, beginning of period                               $ 43.21       $ 41.15       $ 37.18
------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $  0.03       $ (0.02)      $  0.01
 Net realized and unrealized gain (loss) on investments               6.58          2.24          3.96
------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations               $  6.61       $  2.22       $  3.97
Distributions to shareowners:
 Net investment income                                               (0.01)        (0.02)           --
 Net realized gain                                                   (2.83)        (0.14)           --
------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                         $  3.77       $  2.06       $  3.97
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $ 46.98       $ 43.21       $ 41.15
=======================================================================================================
Total return*                                                        15.43%         5.39%        10.68%
Ratio of net expenses to average net assets+                          1.97%         2.01%         1.93%
Ratio of net investment income (loss) to average net assets+          0.04%       ( 0.05)%        0.02%
Portfolio turnover rate                                                  9%           13%           14%
Net assets, end of period (in thousands)                          $405,566      $474,139      $538,786
Ratios with reduction for fees paid indirectly:
 Net expenses                                                         1.96%         2.01%         1.93%
 Net investment income (loss)                                         0.05%       ( 0.05)%        0.02%
=======================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

32  Pioneer Fund | Annual Report | 12/31/08

                                                            Year Ended     Year Ended
                                                             12/31/08       12/31/07
Class C
Net asset value, beginning of period                         $  44.55       $ 46.44
------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                       $   0.13       $  0.02
 Net realized and unrealized gain (loss) on investments        (15.70)         1.72
------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $ (15.57)      $  1.74
Distributions to shareowners:
 Net investment income                                          (0.16)        (0.06)
 Net realized gain                                              (0.86)        (3.57)
------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $ (16.59)     $  (1.89)
------------------------------------------------------------------------------------
Net asset value, end of period                               $  27.96       $ 44.55
====================================================================================
Total return*                                                  (34.91)%        3.88%
Ratio of net expenses to average net assets+                     1.97%         1.88%
Ratio of net investment income to average net assets+            0.32%         0.02%
Portfolio turnover rate                                            11%           10%
Net assets, end of period (in thousands)                     $169,362      $296,094
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    1.97%         1.87%
 Net investment income                                           0.32%         0.03%
====================================================================================

                                                           Year Ended     Year Ended    Year Ended
                                                            12/31/06       12/31/05      12/31/04
Class C
Net asset value, beginning of period                         $ 42.78        $ 40.73       $ 36.84
--------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                       $  0.06        $  0.04       $  0.04
 Net realized and unrealized gain (loss) on investments         6.52           2.22          3.91
--------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  6.58        $  2.26       $  3.95
Distributions to shareowners:
 Net investment income                                         (0.09)         (0.07)        (0.06)
 Net realized gain                                             (2.83)         (0.14)           --
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  3.66        $  2.05       $  3.89
--------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 46.44        $ 42.78       $ 40.73
==================================================================================================
Total return*                                                  15.52%          5.55%        10.74%
Ratio of net expenses to average net assets+                    1.89%          1.87%         1.84%
Ratio of net investment income to average net assets+           0.12%          0.09%         0.11%
Portfolio turnover rate                                            9%            13%           14%
Net assets, end of period (in thousands)                    $309,868       $292,453      $313,420
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.88%          1.87%         1.84%
 Net investment income                                          0.13%          0.09%         0.11%
==================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                     Pioneer Fund | Annual Report | 12/31/08  33

                                                            Year Ended     Year Ended
                                                             12/31/08       12/31/07
Class R
Net asset value, beginning of period                         $  46.37       $ 48.16
------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                       $   0.40       $  0.33
 Net realized and unrealized gain (loss) on investments        (16.35)         1.80
------------------------------------------------------------------------------------
 Net increase (decrease) from investment operations          $ (15.95)      $  2.13
Distributions to shareowners:
 Net investment income                                          (0.39)        (0.35)
 Net realized gain                                              (0.86)        (3.57)
------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $ (17.20)     $  (1.79)
------------------------------------------------------------------------------------
Net asset value, end of period                               $  29.17       $ 46.37
====================================================================================
Total return*                                                  (34.46)%        4.56%
Ratio of net expenses to average net assets+                     1.32%         1.23%
Ratio of net investment income to average net assets+            0.99%         0.68%
Portfolio turnover rate                                            11%           10%
Net assets, end of period (in thousands)                     $102,070      $161,311
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    1.32%         1.23%
 Net investment income                                           0.99%         0.68%
====================================================================================

                                                           Year Ended     Year Ended     Year Ended
                                                            12/31/06       12/31/05       12/31/04
Class R
Net asset value, beginning of period                         $ 44.27        $ 42.11        $ 38.06
---------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                       $  0.34        $  0.30        $  0.29
 Net realized and unrealized gain (loss) on investments         6.76           2.33           4.09
---------------------------------------------------------------------------------------------------
 Net increase (decrease) from investment operations          $  7.10        $  2.63        $  4.38
Distributions to shareowners:
 Net investment income                                         (0.38)         (0.33)         (0.33)
 Net realized gain                                             (2.83)         (0.14)            --
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  3.89        $  2.16        $  4.05
---------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 48.16        $ 44.27        $ 42.11
===================================================================================================
Total return*                                                  16.23%          6.28%         11.58%
Ratio of net expenses to average net assets+                    1.26%          1.21%          1.14%
Ratio of net investment income to average net assets+           0.75%          0.75%          0.89%
Portfolio turnover rate                                            9%            13%            14%
Net assets, end of period (in thousands)                    $104,439        $51,194        $16,525
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.26%          1.21%          1.14%
 Net investment income                                          0.75%          0.75%          0.89%
===================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

34  Pioneer Fund | Annual Report | 12/31/08

                                                            Year Ended    Year Ended
                                                             12/31/08      12/31/07
Class Y
Net asset value, beginning of period                         $  46.45       $ 48.23
------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                       $   0.61       $  0.60
 Net realized and unrealized gain (loss) on investments        (16.35)         1.80
------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $ (15.74)      $  2.40
Distributions to shareowners:
 Net investment income                                          (0.63)        (0.61)
 Net realized gain                                              (0.86)        (3.57)
------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $ (17.23)      $ (1.78)
------------------------------------------------------------------------------------
Net asset value, end of period                               $  29.22       $ 46.45
====================================================================================
Total return*                                                  (34.07)%        5.11%
Ratio of net expenses to average net assets+                     0.74%         0.70%
Ratio of net investment income to average net assets+            1.62%         1.21%
Portfolio turnover rate                                            11%           10%
Net assets, end of period (in thousands)                     $462,572      $487,357
Ratios with reduction for fees paid indirectly:
 Net expenses                                                    0.74%         0.70%
 Net investment income                                           1.62%         1.21%
====================================================================================

                                                           Year Ended     Year Ended     Year Ended
                                                            12/31/06       12/31/05       12/31/04
Class Y
Net asset value, beginning of period                         $ 44.31        $ 42.16       $ 38.09
--------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                       $  0.60        $  0.58       $  0.52
 Net realized and unrealized gain (loss) on investments         6.77           2.28          4.06
--------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations         $  7.37        $  2.86       $  4.58
Distributions to shareowners:
 Net investment income                                         (0.62)         (0.57)        (0.51)
 Net realized gain                                             (2.83)         (0.14)           --
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  3.92        $  2.15       $  4.07
--------------------------------------------------------------------------------------------------
Net asset value, end of period                               $ 48.23        $ 44.31       $ 42.16
==================================================================================================
Total return*                                                  16.88%          6.83%        12.15%
Ratio of net expenses to average net assets+                    0.70%          0.65%         0.61%
Ratio of net investment income to average net assets+           1.31%          1.31%         1.34%
Portfolio turnover rate                                            9%            13%           14%
Net assets, end of period (in thousands)                    $401,391       $269,333      $155,647
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.70%          0.65%         0.61%
 Net investment income                                          1.31%          1.31%         1.34%
==================================================================================================

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                     Pioneer Fund | Annual Report | 12/31/08  35

                                                             Year Ended        4/30/07 to
                                                              12/31/08         12/31/07 (a)
 Class Z
 Net asset value, beginning of period                         $  46.41          $  50.61
-----------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
  Net investment income                                       $   0.63          $   0.42
  Net realized and unrealized loss on investments               (16.36)            (0.58)
-----------------------------------------------------------------------------------------
    Net decrease from investment operations                   $ (15.73)         $  (0.16)
 Distributions to shareowners:
  Net investment income                                          (0.62)            (0.47)
  Net realized gain                                              (0.86)            (3.57)
-----------------------------------------------------------------------------------------
 Net decrease in net asset value                              $ (17.21)         $  (4.20)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                               $  29.20          $  46.41
=========================================================================================
 Total return*                                                  (34.06)%           (0.70)%(b)
 Ratio of net expenses to average net assets+                     0.74%             0.70%**
 Ratio of net investment income to average net assets+            1.57%             1.25%**
 Portfolio turnover rate                                            11%               10%
 Net assets, end of period (in thousands)                     $     58          $     92
 Ratios with reduction for fees paid indirectly:
  Net expenses                                                    0.74%             0.70%**
  Net investment income                                           1.57%             1.25%**
=========================================================================================

(a)  Class Z shares were first publicly offered on April 30, 2007.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

36    Pioneer Fund | Annual Report | 12/31/08

Notes to Financial Statements | 12/31/08

1.   Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to provide reasonable income and capital growth.

The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class Z shares were first publicly offered on April 30, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Share classes have exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares and Class Z shares. Class B shares convert to Class A shares approximately eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

                                   Pioneer Fund | Annual Report | 12/31/08    37

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued using fair value methods pursuant to procedures adopted by the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may also use fair value methods to value a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2008 there were no securities that were valued using fair value methods. Temporary cash investments are valued at cost which approximates market value.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of

38    Pioneer Fund | Annual Report | 12/31/08
     changes in market prices on those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years remain subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     The Fund has elected to defer $44,303,195 of capital losses recognized between November 1, 2008 and December 31, 2008 to its fiscal year ending December 31, 2009.

     At December 31, 2008, the Fund had a net capital loss carryforward of $121,965,319, which will expire in 2016 if not utilized.

     At December 31, 2008, the Fund has reclassified $494,744 to decrease accumulated net realized loss on investments and foreign currency transactions, $4,781 to decrease accumulated net investment loss and $499,525 to decrease paid-in capital, to reflect permanent book/tax differences. The reclassification has no impact on the net assets of the Fund and presents the Fund's capital accounts on a tax basis.

     The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

                                          2008             2007
     Distributions paid from:
     Ordinary income              $ 68,503,229     $ 61,242,909
     Long-term capital gain        132,266,933      545,354,822
     ----------------------------------------------------------
        Total                     $200,770,162     $606,597,731
     ==========================================================

                                   Pioneer Fund | Annual Report | 12/31/08    39

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2008:

                                                          2008
     Distributable earnings:
     Capital loss carryforward                   $(121,965,319)
     Current year post-October loss deferred       (44,303,195)
     Unrealized appreciation                       861,475,630
     ---------------------------------------------------------
        Total                                    $ 695,207,116
     ==========================================================

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $852,769 in underwriting commissions on the sale of Class A shares during the year ended December 31, 2008.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Class Y and Class Z shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out- of-pocket expenses (see Note 3). Distributions to shareowners are recorded as of the ex-dividend date.

     Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that Class A, Class B, Class C, and Class R shares can bear different transfer agent and distribution expense rates.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the

40    Pioneer Fund | Annual Report | 12/31/08
     value of the securities loaned, which is invested in temporary cash investments. Credit Suisse, New York Branch, as the Fund's security lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund will be required to return the cash collateral to the borrower and could suffer a loss if the value of the collateral, as invested, has declined.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be at least equal to or in excess of the value of the repurchase agreement. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is equal to 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.550% on the excess over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Standard and Poor's 500 Index. The performance comparison is made for a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of +0.10%. For year ended December 31, 2008, the aggregate performance adjustment resulted in an increase to the basic fee of $3,013,393. For the year ended December 31, 2008, the net management fee was equivalent to 0.64% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $85,534 in management fees,

                                   Pioneer Fund | Annual Report | 12/31/08    41
administrative costs and certain other fees payable to PIM at December 31, 2008.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimbursed PIMSS for out-of-pocket expenses related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended December 31, 2008, such out of pocket expenses by class of shares were as follows:

   Shareholder Communications:
   Class A                      $2,483,765
   Class B                         169,663
   Class C                         341,049
   Class R                         130,370
   Class Y                          85,311
   Class Z                              13
   ---------------------------------------
      Total:                    $3,210,171
   =======================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $1,145,810 in transfer agent fees and shareholder communications expense payable to PIMSS at December 31, 2008.

4.   Distribution and Service Plans

The Fund adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Prior to February 1, 2008, PFD was reimbursed under the Distribution Plan for distribution expenses in an amount of up to 0.25% of the average daily net assets attributable to Class A shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $90,692 in distribution fees payable to PFD at December 31, 2008. The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree

42    Pioneer Fund | Annual Report | 12/31/08
to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class R, Class Y and Class Z shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. There is no CDSC for Class R, Class Y or Class Z shares. Proceeds from the CDSCs are paid to PFD. For year ended December 31, 2008, CDSCs in the amount of $380,399 were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS that may result in reduction in the Fund's transfer agent fees and expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2008, the Fund's expenses were reduced by $270,760 under these arrangements.

6.   Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended December 31, 2008:

                      Beginning                                          Ending
                      Balance      Purchases    Sales      Dividend      Balance
Affiliates            (shares)     (shares)     (shares)   Income        (shares)     Value
John Wiley and Sons   3,494,400    --           --         $1,747,200    3,494,400    $124,330,752

7.   New Pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about an entity's derivative and hedging activities. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

                                   Pioneer Fund | Annual Report | 12/31/08    43

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Fund (the "Fund"), including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Fund at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Boston, Massachusetts
February 18, 2009

44    Pioneer Fund | Annual Report | 12/31/08

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 76 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

                                   Pioneer Fund | Annual Report | 12/31/08    45

Interested Trustees

                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
John F. Cogan, Jr. (82)*    Chairman of the Board,   Trustee since 1982.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Trustee and Executive    Trustee since 2008.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

Interested Trustees
                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
John F. Cogan, Jr. (82)*    Deputy Chairman and a Director of Pioneer Global Asset Man-         None
                            agement S.p.A. ("PGAM"); Non-Executive Chairman and a Direc-
                            tor of Pioneer Investment Management USA Inc. ("PIM-USA");
                            Chairman and a Director of Pioneer; Chairman and Director of
                            Pioneer Institutional Asset Management, Inc. (since 2006);
                            Director of Pioneer Alternative Investment Management Limited
                            (Dublin); President and a Director of Pioneer Alternative Invest-
                            ment Management (Bermuda) Limited and affiliated funds;
                            Director of PIOGLOBAL Real Estate Investment Fund (Russia)
                            (until June 2006); Director of Nano-C, Inc. (since 2003); Director of Cole Management Inc. (since 2004); Director of Fiduciary
                            Counseling, Inc.; President and Director of Pioneer Funds Dis-
                            tributor, Inc. ("PFD") (until May 2006); President of all of the
                            Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and
                            Dorr LLP
--------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (50)*   Director, CEO and President of Pioneer Investment Management        None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
--------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

46    Pioneer Fund | Annual Report | 12/31/08

Independent Trustees

                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
David R. Bock (65)          Trustee                  Trustee since 2005.
                                                     Serves until a successor trustee is
                                                     elected or earlier retirement or removal.
----------------------------------------------------------------------------------------------
Mary K. Bush (60)           Trustee                  Trustee since 1997.
                                                     Serves until a successor trustee is
                                                     elected or earlier retirement or removal.
----------------------------------------------------------------------------------------------

Independent Trustees
                                                                                                Other Directorships
 Name and Age               Principal Occupation During Past Five Years                         Held by this Trustee
David R. Bock (65)          Executive Vice President and Chief Financial Officer, I-trax, Inc.  Director of Enterprise Com-
                            (publicly traded health care services company) (2004 - 2007);       munity Investment, Inc.
                            Partner, Federal City Capital Advisors (boutique merchant bank)     (privately-held affordable
                            (1997 to 2004 and 2008 - present); and Executive Vice Presi-        housing finance company);
                            dent and Chief Financial Officer, Pedestal Inc. (internet-based     and Director of New York
                            mortgage trading company) (2000 - 2002)                             Mortgage Trust (publicly
                                                                                                traded mortgage REIT)
------------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (60)           President, Bush International, LLC (international financial advi-   Director of Marriott Interna-
                            sory firm)                                                          tional, Inc.; Director of Dis-
                                                                                                cover Financial Services
                                                                                                (credit card issuer and elec-
                                                                                                tronic payment services);
                                                                                                Director of Briggs & Stratton
                                                                                                Co. (engine manufacturer);
                                                                                                Director of UAL Corporation
                                                                                                (airline holding company);
                                                                                                Director of Mantech Interna-
                                                                                                tional Corporation (national
                                                                                                security, defense, and intel-
                                                                                                ligence technology firm);
                                                                                                and Member, Board of Gov-
                                                                                                ernors, Investment Company
                                                                                                Institute
------------------------------------------------------------------------------------------------------------------------------

                                   Pioneer Fund | Annual Report | 12/31/08    47

                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
Benjamin M. Friedman (64)   Trustee                  Trustee since 2008.
                                                     Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal
----------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Trustee                  Trustee since 1990.
                                                     Serves until a successor trustee is
                                                     elected or earlier retirement or
                                                     removal.
----------------------------------------------------------------------------------------
Thomas J. Perna (58)        Trustee                  Trustee since 2006.
                                                     Serves until a successor trustee is
                                                     elected or earlier retirement or
                                                     removal.
----------------------------------------------------------------------------------------
Marguerite A. Piret (60)    Trustee                  Trustee since 1982.
                                                     Serves until a successor trustee is
                                                     elected or earlier retirement or
                                                     removal.
----------------------------------------------------------------------------------------
Stephen K. West (80)        Trustee                  Trustee since 2008.
                                                     Serves until a successor trustee is
                                                     elected or earlier retirement or
                                                     removal.
----------------------------------------------------------------------------------------

                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Trustee
Benjamin M. Friedman (64)   Professor, Harvard University                                       Trustee, Mellon Institutional
                                                                                                Funds Investment Trust and
                                                                                                Mellon Institutional Funds
                                                                                                Master Portfolio (oversees
                                                                                                17 portfolios in fund
                                                                                                complex)
-----------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (61)   Founding Director, Vice President and Corporate Secretary, The      None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
-----------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (technology products for  None securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
-----------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (60)    President and Chief Executive Officer, Newbury, Piret & Company,    Director of New America
                            Inc. (investment banking firm)                                      High Income Fund, Inc.
                                                                                                (closed-end investment
                                                                                                company)
-----------------------------------------------------------------------------------------------------------------------------
Stephen K. West (80)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                  Director, The Swiss Helvetia
                                                                                                Fund, Inc. (closed-end
                                                                                                investment company)
-----------------------------------------------------------------------------------------------------------------------------

48    Pioneer Fund | Annual Report | 12/31/08

Fund Officers

                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
Dorothy E. Bourassa (60)    Secretary                Since 2000. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------
Christopher J. Kelley (44)  Assistant Secretary      Since 2003. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------
Mark E. Bradley (49)        Treasurer                Since 2008. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------
Luis I. Presutti (43)       Assistant Treasurer      Since 2000. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------
Gary Sullivan (50)          Assistant Treasurer      Since 2002. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------

Fund Officers
                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Officer
Dorothy E. Bourassa (60)    Secretary of PIM-USA; Senior Vice President - Legal of Pioneer;     None
                            Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                            Secretary from November 2000 to September 2003)
--------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)  Associate General Counsel of Pioneer since January 2008 and         None
                            Assistant Secretary of all of the Pioneer Funds since September
                            2003; Vice President and Senior Counsel of Pioneer from July
                            2002 to December 2007
--------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)        Vice President - Fund Accounting, Administration and Controller-    None
                            ship Services of Pioneer; and Treasurer of all of the Pioneer
                            Funds since March 2008; Deputy Treasurer of Pioneer from
                            March 2004 to February 2008; Assistant Treasurer of all of the
                            Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services
                            from 2002 to 2003
--------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (43)       Assistant Vice President - Fund Accounting, Administration and      None
                            Controllership Services of Pioneer; and Assistant Treasurer of all
                            of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------
Gary Sullivan (50)          Fund Accounting Manager - Fund Accounting, Administration and       None
                            Controllership Services of Pioneer; and Assistant Treasurer of all
                            of the Pioneer Funds
--------------------------------------------------------------------------------------------------------------------

                                   Pioneer Fund | Annual Report | 12/31/08    49

                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
Katherine Kim Sullivan (35) Assistant Treasurer      Since 2003. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------
Teri W. Anderholm (49)      Chief Compliance Officer Since 2007. Serves at
                                                     the discretion of the
                                                     Board
--------------------------------------------------------------------------

                                                                                                Other Directorships
Name and Age                Principal Occupation During Past Five Years                         Held by this Officer
Katherine Kim Sullivan (35) Fund Administration Manager - Fund Accounting, Administration       None
                            and Controllership Services since June 2003 and Assistant Trea-
                            surer of all of the Pioneer Funds since September 2003; Assis-
                            tant Vice President - Mutual Fund Operations of State Street
                            Corporation from June 2002 to June 2003 (formerly Deutsche
                            Bank Asset Management)
--------------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (49)      Chief Compliance Officer of Pioneer since December 2006 and         None
                            of all the Pioneer Funds since January 2007; Vice President and
                            Compliance Officer, MFS Investment Management (August 2005
                            to December 2006); Consultant, Fidelity Investments (February
                            2005 to July 2005); Independent Consultant (July 1997 to
                            February 2005)
--------------------------------------------------------------------------------------------------------------------

50    Pioneer Fund | Annual Report | 12/31/08

                            This page for your notes.

                                   Pioneer Fund | Annual Report | 12/31/08    51

                            This page for your notes.

52    Pioneer Fund | Annual Report | 12/31/08

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                               1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                            1-800-225-4321

Retirement plans information                                    1-800-622-0176

Telecommunications Device for the Deaf (TDD)                    1-800-225-1997

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                               1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: pioneerinvestments.com

This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the routine filing of its Form N-1A, totaled approximately $37,900 in 2008 and $35,275 in 2007.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no audit-related services provided to the Fund during the fiscal year ended December 31, 2008.
Fees for German Swiss Translation totaled $5,200 during the fiscal year ended December 31, 2007.


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2008 and $7,820 in 2007.


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees
There were no other services provided to the Fund during the fiscal year ended December 31, 2008.
Fees for German Swiss Translation totaled $5,200 during the fiscal year ended December 31, 2007.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund.

For the years ended December 31, 2008 and 2007, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled $8,290 in 2008 and $13,020 in 2007.


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 27, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date February 27, 2009

* Print the name and title of each signing officer under his or her signature.